Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Research and development	Software	Patents	Trademark	Total
	USD	USD	USD	USD	USD
Cost
At December 31, 2023	262,824	16,180	9,884	8,266	297,154
Additions	-	-	-	-	-
Currency translation adjustments	(8,057)	(496)	(303)	(255)	(9,111)
At December 31, 2024	254,767	15,684	9,581	8,011	288,043
Additions	-	-	-	-	-
Currency translation adjustments	16,874	1,039	635	531	19,079
At June 30, 2025	271,641	16,723	10,216	8,542	307,122

Accumulated amortization
At December 31, 2023	211,719	13,034	2,378	4,627	231,758
Amortization	50,380	3,102	689	814	54,985
Currency translation adjustments	(7,332)	(452)	(86)	(155)	(8,025)
At December 31, 2024	254,767	15,684	2,981	5,286	278,718
Amortization	-	-	349	413	762
Currency translation adjustments	16,874	1,039	209	365	18,487
At June 30, 2025	271,641	16,723	3,539	6,064	297,967

Net book value
At December 31, 2024	-	-	6,600	2,725	9,325

At June 30, 2025	-	-	6,677	2,478	9,155